Inventories (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Finished goods	$ 69,450,000	$ 74,246,000
Growing crops	74,985,000	79,046,000
Raw materials, supplies and other	66,129,000	66,749,000
Inventory, net	210,564,000	220,041,000
LIFO inventory amount	105,000,000	99,000,000
Excess of replacement or current costs over stated LIFO value	$ 43,000,000	$ 44,000,000